Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JPMorgan Trust I
Entity Central Index Key	0001217286
Document Period End Date	Aug. 31, 2024
C000136811 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Fund
Class Name	Class A Shares
Trading Symbol	JGIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Income Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Fund (Class A Shares)	$33	0.65%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 9,890,728,000
Holdings Count | Holding	2,104
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,890,728
Total number of portfolio holdings	2,104
Portfolio turnover rate	134%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000136812 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Fund
Class Name	Class C Shares
Trading Symbol	JGCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Income Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Fund (Class C Shares)	$62	1.20%
*	This charge is annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%	[2]
Net Assets	$ 9,890,728,000
Holdings Count | Holding	2,104
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,890,728
Total number of portfolio holdings	2,104
Portfolio turnover rate	134%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000136813 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Fund
Class Name	Class I Shares
Trading Symbol	JMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Income Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Fund (Class I Shares)	$20	0.40%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[3]
Net Assets	$ 9,890,728,000
Holdings Count | Holding	2,104
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,890,728
Total number of portfolio holdings	2,104
Portfolio turnover rate	134%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000136814 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Fund
Class Name	Class R6 Shares
Trading Symbol	JMSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Income Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Fund (Class R6 Shares)	$20	0.39%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[4]
Net Assets	$ 9,890,728,000
Holdings Count | Holding	2,104
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,890,728
Total number of portfolio holdings	2,104
Portfolio turnover rate	134%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000008064 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan National Municipal Income Fund
Class Name	Class A Shares
Trading Symbol	JITAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan National Municipal Income Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan National Municipal Income Fund (Class A Shares)	$33	0.65%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[5]
Net Assets	$ 2,057,057,000
Holdings Count | Holding	474
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,057,057
Total number of portfolio holdings	474
Portfolio turnover rate	16%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
C000008066 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan National Municipal Income Fund
Class Name	Class C Shares
Trading Symbol	JITCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan National Municipal Income Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan National Municipal Income Fund (Class C Shares)	$61	1.20%
*	This charge is annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[6]
Net Assets	$ 2,057,057,000
Holdings Count | Holding	474
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,057,057
Total number of portfolio holdings	474
Portfolio turnover rate	16%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
C000008063 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan National Municipal Income Fund
Class Name	Class I Shares
Trading Symbol	JITIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan National Municipal Income Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan National Municipal Income Fund (Class I Shares)	$20	0.40%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[7]
Net Assets	$ 2,057,057,000
Holdings Count | Holding	474
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,057,057
Total number of portfolio holdings	474
Portfolio turnover rate	16%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
C000195047 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan National Municipal Income Fund
Class Name	Class R6 Shares
Trading Symbol	JITZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan National Municipal Income Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan National Municipal Income Fund (Class R6 Shares)	$15	0.30%
*	This charge is annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[8]
Net Assets	$ 2,057,057,000
Holdings Count | Holding	474
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,057,057
Total number of portfolio holdings	474
Portfolio turnover rate	16%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
C000033869 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class A Shares
Trading Symbol	JEDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class A Shares)	$54	1.05%
*	This charge is annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[9]
Net Assets	$ 981,670,000
Holdings Count | Holding	390
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$981,670
Total number of portfolio holdings	390
Portfolio turnover rate	32%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000033870 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class C Shares
Trading Symbol	JEDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class C Shares)	$80	1.55%
*	This charge is annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.55%	[10]
Net Assets	$ 981,670,000
Holdings Count | Holding	390
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$981,670
Total number of portfolio holdings	390
Portfolio turnover rate	32%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007990 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class I Shares
Trading Symbol	JEMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class I Shares)	$41	0.80%
*	This charge is annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[11]
Net Assets	$ 981,670,000
Holdings Count | Holding	390
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$981,670
Total number of portfolio holdings	390
Portfolio turnover rate	32%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000033533 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class R5 Shares
Trading Symbol	JEMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class R5 Shares)	$39	0.75%
*	This charge is annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[12]
Net Assets	$ 981,670,000
Holdings Count | Holding	390
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$981,670
Total number of portfolio holdings	390
Portfolio turnover rate	32%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000116218 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class R6 Shares
Trading Symbol	JEMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class R6 Shares)	$34	0.65%
*	This charge is annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[13]
Net Assets	$ 981,670,000
Holdings Count | Holding	390
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$981,670
Total number of portfolio holdings	390
Portfolio turnover rate	32%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000008073 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Tax Free Bond Fund
Class Name	Class A Shares
Trading Symbol	VANTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Tax Free Bond Fund (Class A Shares)	$28	0.54%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[14]
Net Assets	$ 369,185,000
Holdings Count | Holding	166
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$369,185
Total number of portfolio holdings	166
Portfolio turnover rate	28%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
C000008075 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Tax Free Bond Fund
Class Name	Class C Shares
Trading Symbol	JCNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Tax Free Bond Fund (Class C Shares)	$53	1.04%
*	This charge is annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[15]
Net Assets	$ 369,185,000
Holdings Count | Holding	166
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$369,185
Total number of portfolio holdings	166
Portfolio turnover rate	28%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
C000008072 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Tax Free Bond Fund
Class Name	Class I Shares
Trading Symbol	JNYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Tax Free Bond Fund (Class I Shares)	$22	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[16]
Net Assets	$ 369,185,000
Holdings Count | Holding	166
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$369,185
Total number of portfolio holdings	166
Portfolio turnover rate	28%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
C000205202 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Tax Free Bond Fund
Class Name	Class R6 Shares
Trading Symbol	VINRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Tax Free Bond Fund (Class R6 Shares)	$17	0.34%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[17]
Net Assets	$ 369,185,000
Holdings Count | Holding	166
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$369,185
Total number of portfolio holdings	166
Portfolio turnover rate	28%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
C000100362 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Floating Rate Income Fund
Class Name	Class A Shares
Trading Symbol	JPHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Floating Rate Income Fund (Class A Shares)	$50	0.98%
*	This charge is annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[18]
Net Assets	$ 331,044,000
Holdings Count | Holding	233
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$331,044
Total number of portfolio holdings	233
Portfolio turnover rate	20%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000100363 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Floating Rate Income Fund
Class Name	Class C Shares
Trading Symbol	JPHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Floating Rate Income Fund (Class C Shares)	$76	1.48%
*	This charge is annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.48%	[19]
Net Assets	$ 331,044,000
Holdings Count | Holding	233
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$331,044
Total number of portfolio holdings	233
Portfolio turnover rate	20%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000100364 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Floating Rate Income Fund
Class Name	Class I Shares
Trading Symbol	JPHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Floating Rate Income Fund (Class I Shares)	$37	0.73%
*	This charge is annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[20]
Net Assets	$ 331,044,000
Holdings Count | Holding	233
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$331,044
Total number of portfolio holdings	233
Portfolio turnover rate	20%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000132280 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Floating Rate Income Fund
Class Name	Class R6 Shares
Trading Symbol	JPHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Floating Rate Income Fund (Class R6 Shares)	$32	0.63%
*	This charge is annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[21]
Net Assets	$ 331,044,000
Holdings Count | Holding	233
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$331,044
Total number of portfolio holdings	233
Portfolio turnover rate	20%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000123825 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus Fund
Class Name	Class A Shares
Trading Symbol	JSDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus Fund (Class A Shares)	$33	0.64%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[22]
Net Assets	$ 3,846,032,000
Holdings Count | Holding	858
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,846,032
Total number of portfolio holdings	858
Portfolio turnover rate	26%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123826 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus Fund
Class Name	Class C Shares
Trading Symbol	JSDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus Fund (Class C Shares)	$58	1.14%
*	This charge is annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%	[23]
Net Assets	$ 3,846,032,000
Holdings Count | Holding	858
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,846,032
Total number of portfolio holdings	858
Portfolio turnover rate	26%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123827 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus Fund
Class Name	Class I Shares
Trading Symbol	JSDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus Fund (Class I Shares)	$20	0.39%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[24]
Net Assets	$ 3,846,032,000
Holdings Count | Holding	858
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,846,032
Total number of portfolio holdings	858
Portfolio turnover rate	26%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123828 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus Fund
Class Name	Class R6 Shares
Trading Symbol	JSDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus Fund (Class R6 Shares)	$17	0.33%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[25]
Net Assets	$ 3,846,032,000
Holdings Count | Holding	858
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,846,032
Total number of portfolio holdings	858
Portfolio turnover rate	26%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000066240 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Total Return Fund
Class Name	Class A Shares
Trading Symbol	JMTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Total Return Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Total Return Fund (Class A Shares)	$32	0.62%
*	This charge is annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[26]
Net Assets	$ 160,354,000
Holdings Count | Holding	314
Investment Company Portfolio Turnover	231.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$160,354
Total number of portfolio holdings	314
Portfolio turnover rate	231%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000066241 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Total Return Fund
Class Name	Class C Shares
Trading Symbol	JMTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Total Return Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Total Return Fund (Class C Shares)	$65	1.27%
*	This charge is annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%	[27]
Net Assets	$ 160,354,000
Holdings Count | Holding	314
Investment Company Portfolio Turnover	231.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$160,354
Total number of portfolio holdings	314
Portfolio turnover rate	231%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000066239 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Total Return Fund
Class Name	Class I Shares
Trading Symbol	JMTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Total Return Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Total Return Fund (Class I Shares)	$27	0.52%
*	This charge is annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[28]
Net Assets	$ 160,354,000
Holdings Count | Holding	314
Investment Company Portfolio Turnover	231.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$160,354
Total number of portfolio holdings	314
Portfolio turnover rate	231%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000138090 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Total Return Fund
Class Name	Class R2 Shares
Trading Symbol	JMTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Total Return Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Total Return Fund (Class R2 Shares)	$58	1.12%
*	This charge is annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%	[29]
Net Assets	$ 160,354,000
Holdings Count | Holding	314
Investment Company Portfolio Turnover	231.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$160,354
Total number of portfolio holdings	314
Portfolio turnover rate	231%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000066242 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Total Return Fund
Class Name	Class R5 Shares
Trading Symbol	JMTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Total Return Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Total Return Fund (Class R5 Shares)	$22	0.42%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[30]
Net Assets	$ 160,354,000
Holdings Count | Holding	314
Investment Company Portfolio Turnover	231.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$160,354
Total number of portfolio holdings	314
Portfolio turnover rate	231%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000138091 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Total Return Fund
Class Name	Class R6 Shares
Trading Symbol	JMTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Total Return Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Total Return Fund (Class R6 Shares)	$19	0.37%
*	This charge is annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[31]
Net Assets	$ 160,354,000
Holdings Count | Holding	314
Investment Company Portfolio Turnover	231.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$160,354
Total number of portfolio holdings	314
Portfolio turnover rate	231%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000093101 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Unconstrained Debt Fund
Class Name	Class A Shares
Trading Symbol	JSIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Unconstrained Debt Fund (Class A Shares)	$45	0.89%
*	This charge is annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[32]
Net Assets	$ 1,091,887,000
Holdings Count | Holding	1,428
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,091,887
Total number of portfolio holdings	1,428
Portfolio turnover rate	118%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000093102 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Unconstrained Debt Fund
Class Name	Class C Shares
Trading Symbol	JINCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Unconstrained Debt Fund (Class C Shares)	$71	1.39%
*	This charge is annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.39%	[33]
Net Assets	$ 1,091,887,000
Holdings Count | Holding	1,428
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,091,887
Total number of portfolio holdings	1,428
Portfolio turnover rate	118%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000093103 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Unconstrained Debt Fund
Class Name	Class I Shares
Trading Symbol	JSISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Unconstrained Debt Fund (Class I Shares)	$33	0.64%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[34]
Net Assets	$ 1,091,887,000
Holdings Count | Holding	1,428
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,091,887
Total number of portfolio holdings	1,428
Portfolio turnover rate	118%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000093104 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Unconstrained Debt Fund
Class Name	Class R2 Shares
Trading Symbol	JISZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Unconstrained Debt Fund (Class R2 Shares)	$63	1.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%	[35]
Net Assets	$ 1,091,887,000
Holdings Count | Holding	1,428
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,091,887
Total number of portfolio holdings	1,428
Portfolio turnover rate	118%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000093105 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Unconstrained Debt Fund
Class Name	Class R5 Shares
Trading Symbol	JSIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Unconstrained Debt Fund (Class R5 Shares)	$30	0.59%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[36]
Net Assets	$ 1,091,887,000
Holdings Count | Holding	1,428
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,091,887
Total number of portfolio holdings	1,428
Portfolio turnover rate	118%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000106117 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Unconstrained Debt Fund
Class Name	Class R6 Shares
Trading Symbol	JSIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Unconstrained Debt Fund (Class R6 Shares)	$25	0.49%
*	This charge is annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[37]
Net Assets	$ 1,091,887,000
Holdings Count | Holding	1,428
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,091,887
Total number of portfolio holdings	1,428
Portfolio turnover rate	118%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123395 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Corporate Bond Fund
Class Name	Class A Shares
Trading Symbol	CBRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Corporate Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Corporate Bond Fund (Class A Shares)	$38	0.74%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[38]
Net Assets	$ 307,507,000
Holdings Count | Holding	763
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$307,507
Total number of portfolio holdings	763
Portfolio turnover rate	41%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123396 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Corporate Bond Fund
Class Name	Class C Shares
Trading Symbol	CBRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Corporate Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Corporate Bond Fund (Class C Shares)	$64	1.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%	[39]
Net Assets	$ 307,507,000
Holdings Count | Holding	763
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$307,507
Total number of portfolio holdings	763
Portfolio turnover rate	41%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123397 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Corporate Bond Fund
Class Name	Class I Shares
Trading Symbol	CBFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Corporate Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Corporate Bond Fund (Class I Shares)	$25	0.49%
*	This charge is annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[40]
Net Assets	$ 307,507,000
Holdings Count | Holding	763
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$307,507
Total number of portfolio holdings	763
Portfolio turnover rate	41%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000210339 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Agency Shares
Trading Symbol	JOYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[41]
Net Assets	$ 328,207,000
Holdings Count | Holding	90
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$328,207
Total number of portfolio holdings	90

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	27.0
8–30 calendar days	49.3
31–60 calendar days	14.6
61–90 calendar days	1.1
91–180 calendar days	3.7
181+ calendar days	4.3

C000210338 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JGCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[42]
Net Assets	$ 328,207,000
Holdings Count | Holding	90
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$328,207
Total number of portfolio holdings	90

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	27.0
8–30 calendar days	49.3
31–60 calendar days	14.6
61–90 calendar days	1.1
91–180 calendar days	3.7
181+ calendar days	4.3

C000008122 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VCAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Morgan Shares)	$30	0.59%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[43]
Net Assets	$ 328,207,000
Holdings Count | Holding	90
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$328,207
Total number of portfolio holdings	90

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	27.0
8–30 calendar days	49.3
31–60 calendar days	14.6
61–90 calendar days	1.1
91–180 calendar days	3.7
181+ calendar days	4.3

C000165403 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Premier Shares
Trading Symbol	JCRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Premier Shares)	$23	0.45%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[44]
Net Assets	$ 328,207,000
Holdings Count | Holding	90
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$328,207
Total number of portfolio holdings	90

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	27.0
8–30 calendar days	49.3
31–60 calendar days	14.6
61–90 calendar days	1.1
91–180 calendar days	3.7
181+ calendar days	4.3

C000073382 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Service Shares
Trading Symbol	JCVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Service Shares)	$53	1.05%
*	This charge is annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[45]
Net Assets	$ 328,207,000
Holdings Count | Holding	90
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$328,207
Total number of portfolio holdings	90

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	27.0
8–30 calendar days	49.3
31–60 calendar days	14.6
61–90 calendar days	1.1
91–180 calendar days	3.7
181+ calendar days	4.3

C000212345 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Academy Shares
Trading Symbol	JPAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869 or by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Academy Shares)	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[46]
Net Assets	$ 82,333,535,000
Holdings Count | Holding	504
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$82,333,535
Total number of portfolio holdings	504

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	66.2
8–30 calendar days	9.2
31–60 calendar days	7.8
61–90 calendar days	3.0
91–180 calendar days	7.3
181+ calendar days	6.5

C000008138 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Agency Shares
Trading Symbol	VMIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[47]
Net Assets	$ 82,333,535,000
Holdings Count | Holding	504
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$82,333,535
Total number of portfolio holdings	504

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	66.2
8–30 calendar days	9.2
31–60 calendar days	7.8
61–90 calendar days	3.0
91–180 calendar days	7.3
181+ calendar days	6.5

C000008134 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Capital Shares
Trading Symbol	CJPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Capital Shares)	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[48]
Net Assets	$ 82,333,535,000
Holdings Count | Holding	504
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$82,333,535
Total number of portfolio holdings	504

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	66.2
8–30 calendar days	9.2
31–60 calendar days	7.8
61–90 calendar days	3.0
91–180 calendar days	7.3
181+ calendar days	6.5

C000225257 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Empower Shares
Trading Symbol	EJPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Empower Shares)	$9	0.18%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[49]
Net Assets	$ 82,333,535,000
Holdings Count | Holding	504
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$82,333,535
Total number of portfolio holdings	504

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	66.2
8–30 calendar days	9.2
31–60 calendar days	7.8
61–90 calendar days	3.0
91–180 calendar days	7.3
181+ calendar days	6.5

C000115390 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	IM Shares
Trading Symbol	JIMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/jpmfpages/imshares
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (IM Shares)	$6	0.12%
*	This charge is annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[50]
Net Assets	$ 82,333,535,000
Holdings Count | Holding	504
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$82,333,535
Total number of portfolio holdings	504

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	66.2
8–30 calendar days	9.2
31–60 calendar days	7.8
61–90 calendar days	3.0
91–180 calendar days	7.3
181+ calendar days	6.5

C000008130 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JINXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[51]
Net Assets	$ 82,333,535,000
Holdings Count | Holding	504
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$82,333,535
Total number of portfolio holdings	504

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	66.2
8–30 calendar days	9.2
31–60 calendar days	7.8
61–90 calendar days	3.0
91–180 calendar days	7.3
181+ calendar days	6.5

C000008135 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VMVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Morgan Shares)	$24	0.48%
*	This charge is annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[52]
Net Assets	$ 82,333,535,000
Holdings Count | Holding	504
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$82,333,535
Total number of portfolio holdings	504

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	66.2
8–30 calendar days	9.2
31–60 calendar days	7.8
61–90 calendar days	3.0
91–180 calendar days	7.3
181+ calendar days	6.5

C000008136 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Premier Shares
Trading Symbol	VPMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Premier Shares)	$22	0.42%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[53]
Net Assets	$ 82,333,535,000
Holdings Count | Holding	504
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$82,333,535
Total number of portfolio holdings	504

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	66.2
8–30 calendar days	9.2
31–60 calendar days	7.8
61–90 calendar days	3.0
91–180 calendar days	7.3
181+ calendar days	6.5

C000008137 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Reserve Shares
Trading Symbol	JRVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Reserve Shares)	$36	0.70%
*	This charge is annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[54]
Net Assets	$ 82,333,535,000
Holdings Count | Holding	504
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$82,333,535
Total number of portfolio holdings	504

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	66.2
8–30 calendar days	9.2
31–60 calendar days	7.8
61–90 calendar days	3.0
91–180 calendar days	7.3
181+ calendar days	6.5

C000066702 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class A Shares
Trading Symbol	JSOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class A Shares)	$48	0.94%
*	This charge is annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[55]
Net Assets	$ 10,027,843,000
Holdings Count | Holding	571
Investment Company Portfolio Turnover	260.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,027,843
Total number of portfolio holdings	571
Portfolio turnover rate	260%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000066703 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class C Shares
Trading Symbol	JSOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class C Shares)	$73	1.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%	[56]
Net Assets	$ 10,027,843,000
Holdings Count | Holding	571
Investment Company Portfolio Turnover	260.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,027,843
Total number of portfolio holdings	571
Portfolio turnover rate	260%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000066701 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class I Shares
Trading Symbol	JSOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class I Shares)	$35	0.69%
*	This charge is annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[57]
Net Assets	$ 10,027,843,000
Holdings Count | Holding	571
Investment Company Portfolio Turnover	260.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,027,843
Total number of portfolio holdings	571
Portfolio turnover rate	260%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000066704 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class R5 Shares
Trading Symbol	JSORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class R5 Shares)	$27	0.54%
*	This charge is annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[58]
Net Assets	$ 10,027,843,000
Holdings Count | Holding	571
Investment Company Portfolio Turnover	260.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,027,843
Total number of portfolio holdings	571
Portfolio turnover rate	260%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123398 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Corporate Bond Fund
Class Name	Class R6 Shares
Trading Symbol	CBFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Corporate Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Corporate Bond Fund (Class R6 Shares)	$20	0.39%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[59]
Net Assets	$ 307,507,000
Holdings Count | Holding	763
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$307,507
Total number of portfolio holdings	763
Portfolio turnover rate	41%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000195119 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class R6 Shares
Trading Symbol	JSOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class R6 Shares)	$22	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[60]
Net Assets	$ 10,027,843,000
Holdings Count | Holding	571
Investment Company Portfolio Turnover	260.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,027,843
Total number of portfolio holdings	571
Portfolio turnover rate	260%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000008127 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Federal Money Market Fund
Class Name	Agency Shares
Trading Symbol	VFIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Federal Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Federal Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[61]
Net Assets	$ 7,289,789,000
Holdings Count | Holding	75
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$7,289,789
Total number of portfolio holdings	75

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	14.5
8–30 calendar days	22.4
31–60 calendar days	33.3
61–90 calendar days	13.0
91–180 calendar days	15.2
181+ calendar days	1.6

C000008123 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Federal Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JFMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Federal Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Federal Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[62]
Net Assets	$ 7,289,789,000
Holdings Count | Holding	75
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$7,289,789
Total number of portfolio holdings	75

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	14.5
8–30 calendar days	22.4
31–60 calendar days	33.3
61–90 calendar days	13.0
91–180 calendar days	15.2
181+ calendar days	1.6

C000008124 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Federal Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VFVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Federal Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Federal Money Market Fund (Morgan Shares)	$30	0.58%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[63]
Net Assets	$ 7,289,789,000
Holdings Count | Holding	75
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$7,289,789
Total number of portfolio holdings	75

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	14.5
8–30 calendar days	22.4
31–60 calendar days	33.3
61–90 calendar days	13.0
91–180 calendar days	15.2
181+ calendar days	1.6

C000008125 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Federal Money Market Fund
Class Name	Premier Shares
Trading Symbol	VFPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Federal Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Federal Money Market Fund (Premier Shares)	$22	0.43%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[64]
Net Assets	$ 7,289,789,000
Holdings Count | Holding	75
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$7,289,789
Total number of portfolio holdings	75

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	14.5
8–30 calendar days	22.4
31–60 calendar days	33.3
61–90 calendar days	13.0
91–180 calendar days	15.2
181+ calendar days	1.6

C000008143 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Agency Shares
Trading Symbol	VTIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[65]
Net Assets	$ 10,181,313,000
Holdings Count | Holding	528
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,181,313
Total number of portfolio holdings	528

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	26.6
8–30 calendar days	46.1
31–60 calendar days	9.8
61–90 calendar days	6.1
91–180 calendar days	7.1
181+ calendar days	4.3

C000008139 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JTFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[66]
Net Assets	$ 10,181,313,000
Holdings Count | Holding	528
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,181,313
Total number of portfolio holdings	528

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	26.6
8–30 calendar days	46.1
31–60 calendar days	9.8
61–90 calendar days	6.1
91–180 calendar days	7.1
181+ calendar days	4.3

C000008140 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VTMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Morgan Shares)	$30	0.59%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[67]
Net Assets	$ 10,181,313,000
Holdings Count | Holding	528
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,181,313
Total number of portfolio holdings	528

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	26.6
8–30 calendar days	46.1
31–60 calendar days	9.8
61–90 calendar days	6.1
91–180 calendar days	7.1
181+ calendar days	4.3

C000008141 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Premier Shares
Trading Symbol	VXPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Premier Shares)	$22	0.43%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[68]
Net Assets	$ 10,181,313,000
Holdings Count | Holding	528
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,181,313
Total number of portfolio holdings	528

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	26.6
8–30 calendar days	46.1
31–60 calendar days	9.8
61–90 calendar days	6.1
91–180 calendar days	7.1
181+ calendar days	4.3

C000008142 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Reserve Shares
Trading Symbol	RTJXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Reserve Shares)	$34	0.68%
*	This charge is annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[69]
Net Assets	$ 10,181,313,000
Holdings Count | Holding	528
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,181,313
Total number of portfolio holdings	528

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	26.6
8–30 calendar days	46.1
31–60 calendar days	9.8
61–90 calendar days	6.1
91–180 calendar days	7.1
181+ calendar days	4.3

C000190446 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Managed Income Fund
Class Name	Class I Shares
Trading Symbol	JMGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Managed Income Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Managed Income Fund (Class I Shares)	$20	0.39%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[70]
Net Assets	$ 5,693,478,000
Holdings Count | Holding	418
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,693,478
Total number of portfolio holdings	418
Portfolio turnover rate	47%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000090816 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Managed Income Fund
Class Name	Class L Shares
Trading Symbol	JMGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Managed Income Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Managed Income Fund (Class L Shares)	$12	0.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[71]
Net Assets	$ 5,693,478,000
Holdings Count | Holding	418
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,693,478
Total number of portfolio holdings	418
Portfolio turnover rate	47%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000008060 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Tax Free Bond Fund
Class Name	Class A Shares
Trading Symbol	JCBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Tax Free Bond Fund (Class A Shares)	$28	0.54%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[72]
Net Assets	$ 305,172,000
Holdings Count | Holding	186
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$305,172
Total number of portfolio holdings	186
Portfolio turnover rate	22%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
C000008061 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Tax Free Bond Fund
Class Name	Class C Shares
Trading Symbol	JCBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Tax Free Bond Fund (Class C Shares)	$53	1.04%
*	This charge is annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[73]
Net Assets	$ 305,172,000
Holdings Count | Holding	186
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$305,172
Total number of portfolio holdings	186
Portfolio turnover rate	22%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
C000008059 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Tax Free Bond Fund
Class Name	Class I Shares
Trading Symbol	JPICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Tax Free Bond Fund (Class I Shares)	$22	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[74]
Net Assets	$ 305,172,000
Holdings Count | Holding	186
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$305,172
Total number of portfolio holdings	186
Portfolio turnover rate	22%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
C000205201 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Tax Free Bond Fund
Class Name	Class R6 Shares
Trading Symbol	JCBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Tax Free Bond Fund (Class R6 Shares)	$17	0.34%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[75]
Net Assets	$ 305,172,000
Holdings Count | Holding	186
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$305,172
Total number of portfolio holdings	186
Portfolio turnover rate	22%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
C000222400 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Academy Shares
Trading Symbol	JACXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869 or by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Academy Shares)	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[76]
Net Assets	$ 198,326,798,000
Holdings Count | Holding	61
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$198,326,798
Total number of portfolio holdings	61

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	17.9
8–30 calendar days	31.3
31–60 calendar days	31.2
61–90 calendar days	4.6
91–180 calendar days	12.1
181+ calendar days	2.9

C000008121 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Agency Shares
Trading Symbol	VPIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[77]
Net Assets	$ 198,326,798,000
Holdings Count | Holding	61
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$198,326,798
Total number of portfolio holdings	61

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	17.9
8–30 calendar days	31.3
31–60 calendar days	31.2
61–90 calendar days	4.6
91–180 calendar days	12.1
181+ calendar days	2.9

C000008117 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Capital Shares
Trading Symbol	CJTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Capital Shares)	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[78]
Net Assets	$ 198,326,798,000
Holdings Count | Holding	61
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$198,326,798
Total number of portfolio holdings	61

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	17.9
8–30 calendar days	31.3
31–60 calendar days	31.2
61–90 calendar days	4.6
91–180 calendar days	12.1
181+ calendar days	2.9

C000225256 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Empower Shares
Trading Symbol	EJTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Empower Shares)	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[79]
Net Assets	$ 198,326,798,000
Holdings Count | Holding	61
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$198,326,798
Total number of portfolio holdings	61

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	17.9
8–30 calendar days	31.3
31–60 calendar days	31.2
61–90 calendar days	4.6
91–180 calendar days	12.1
181+ calendar days	2.9

C000217004 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	IM Shares
Trading Symbol	JSMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/jpmfpages/imshares
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (IM Shares)	$6	0.12%
*	This charge is annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[80]
Net Assets	$ 198,326,798,000
Holdings Count | Holding	61
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$198,326,798
Total number of portfolio holdings	61

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	17.9
8–30 calendar days	31.3
31–60 calendar days	31.2
61–90 calendar days	4.6
91–180 calendar days	12.1
181+ calendar days	2.9

C000008116 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JTSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[81]
Net Assets	$ 198,326,798,000
Holdings Count | Holding	61
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$198,326,798
Total number of portfolio holdings	61

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	17.9
8–30 calendar days	31.3
31–60 calendar days	31.2
61–90 calendar days	4.6
91–180 calendar days	12.1
181+ calendar days	2.9

C000008118 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Morgan Shares
Trading Symbol	HTSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Morgan Shares)	$29	0.57%
*	This charge is annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[82]
Net Assets	$ 198,326,798,000
Holdings Count | Holding	61
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$198,326,798
Total number of portfolio holdings	61

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	17.9
8–30 calendar days	31.3
31–60 calendar days	31.2
61–90 calendar days	4.6
91–180 calendar days	12.1
181+ calendar days	2.9

C000008119 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Premier Shares
Trading Symbol	VHPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Premier Shares)	$21	0.42%
*	This charge is annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[83]
Net Assets	$ 198,326,798,000
Holdings Count | Holding	61
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$198,326,798
Total number of portfolio holdings	61

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	17.9
8–30 calendar days	31.3
31–60 calendar days	31.2
61–90 calendar days	4.6
91–180 calendar days	12.1
181+ calendar days	2.9

C000008120 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Reserve Shares
Trading Symbol	RJTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Reserve Shares)	$34	0.67%
*	This charge is annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[84]
Net Assets	$ 198,326,798,000
Holdings Count | Holding	61
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$198,326,798
Total number of portfolio holdings	61

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	17.9
8–30 calendar days	31.3
31–60 calendar days	31.2
61–90 calendar days	4.6
91–180 calendar days	12.1
181+ calendar days	2.9

C000210341 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Agency Shares
Trading Symbol	JONXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[85]
Net Assets	$ 2,197,380,000
Holdings Count | Holding	289
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,197,380
Total number of portfolio holdings	289

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	19.6
8–30 calendar days	62.3
31–60 calendar days	3.9
61–90 calendar days	0.8
91–180 calendar days	2.6
181+ calendar days	10.8

C000210340 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JGNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments.
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[86]
Net Assets	$ 2,197,380,000
Holdings Count | Holding	289
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,197,380
Total number of portfolio holdings	289

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	19.6
8–30 calendar days	62.3
31–60 calendar days	3.9
61–90 calendar days	0.8
91–180 calendar days	2.6
181+ calendar days	10.8

C000008128 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VNYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Morgan Shares)	$30	0.59%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[87]
Net Assets	$ 2,197,380,000
Holdings Count | Holding	289
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,197,380
Total number of portfolio holdings	289

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	19.6
8–30 calendar days	62.3
31–60 calendar days	3.9
61–90 calendar days	0.8
91–180 calendar days	2.6
181+ calendar days	10.8

C000165406 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Premier Shares
Trading Symbol	JNPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Premier Shares)	$22	0.43%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[88]
Net Assets	$ 2,197,380,000
Holdings Count | Holding	289
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,197,380
Total number of portfolio holdings	289

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	19.6
8–30 calendar days	62.3
31–60 calendar days	3.9
61–90 calendar days	0.8
91–180 calendar days	2.6
181+ calendar days	10.8

C000008129 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Reserve Shares
Trading Symbol	JNYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Reserve Shares)	$35	0.69%
*	This charge is annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[89]
Net Assets	$ 2,197,380,000
Holdings Count | Holding	289
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,197,380
Total number of portfolio holdings	289

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	19.6
8–30 calendar days	62.3
31–60 calendar days	3.9
61–90 calendar days	0.8
91–180 calendar days	2.6
181+ calendar days	10.8

C000073383 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Service Shares
Trading Symbol	JNVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Service Shares)	$52	1.04%
*	This charge is annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[90]
Net Assets	$ 2,197,380,000
Holdings Count | Holding	289
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,197,380
Total number of portfolio holdings	289

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	19.6
8–30 calendar days	62.3
31–60 calendar days	3.9
61–90 calendar days	0.8
91–180 calendar days	2.6
181+ calendar days	10.8

C000116841 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Bond Opportunities Fund
Class Name	Class A Shares
Trading Symbol	GBOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Bond Opportunities Fund (Class A Shares)	$46	0.89%
*	This charge is annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[91]
Net Assets	$ 3,521,239,000
Holdings Count | Holding	1,513
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,521,239
Total number of portfolio holdings	1,513
Portfolio turnover rate	89%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000116842 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Bond Opportunities Fund
Class Name	Class C Shares
Trading Symbol	GBOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Bond Opportunities Fund (Class C Shares)	$66	1.29%
*	This charge is annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%	[92]
Net Assets	$ 3,521,239,000
Holdings Count | Holding	1,513
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,521,239
Total number of portfolio holdings	1,513
Portfolio turnover rate	89%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000116843 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Bond Opportunities Fund
Class Name	Class I Shares
Trading Symbol	GBOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Bond Opportunities Fund (Class I Shares)	$33	0.64%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[93]
Net Assets	$ 3,521,239,000
Holdings Count | Holding	1,513
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,521,239
Total number of portfolio holdings	1,513
Portfolio turnover rate	89%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000116844 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Bond Opportunities Fund
Class Name	Class R6 Shares
Trading Symbol	GBONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Bond Opportunities Fund (Class R6 Shares)	$25	0.49%
*	This charge is annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[94]
Net Assets	$ 3,521,239,000
Holdings Count | Holding	1,513
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,521,239
Total number of portfolio holdings	1,513
Portfolio turnover rate	89%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)

[1]	This charge is annualized.
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[29]	This charge is annualized.
[30]	This charge is annualized.
[31]	This charge is annualized.
[32]	This charge is annualized.
[33]	This charge is annualized.
[34]	This charge is annualized.
[35]	This charge is annualized.
[36]	This charge is annualized.
[37]	This charge is annualized.
[38]	This charge is annualized.
[39]	This charge is annualized.
[40]	This charge is annualized.
[41]	This charge is annualized.
[42]	This charge is annualized.
[43]	This charge is annualized.
[44]	This charge is annualized.
[45]	This charge is annualized.
[46]	This charge is annualized.
[47]	This charge is annualized.
[48]	This charge is annualized.
[49]	This charge is annualized.
[50]	This charge is annualized.
[51]	This charge is annualized.
[52]	This charge is annualized.
[53]	This charge is annualized.
[54]	This charge is annualized.
[55]	This charge is annualized.
[56]	This charge is annualized.
[57]	This charge is annualized.
[58]	This charge is annualized.
[59]	This charge is annualized.
[60]	This charge is annualized.
[61]	This charge is annualized.
[62]	This charge is annualized.
[63]	This charge is annualized.
[64]	This charge is annualized.
[65]	This charge is annualized.
[66]	This charge is annualized.
[67]	This charge is annualized.
[68]	This charge is annualized.
[69]	This charge is annualized.
[70]	This charge is annualized.
[71]	This charge is annualized.
[72]	This charge is annualized.
[73]	This charge is annualized.
[74]	This charge is annualized.
[75]	This charge is annualized.
[76]	This charge is annualized.
[77]	This charge is annualized.
[78]	This charge is annualized.
[79]	This charge is annualized.
[80]	This charge is annualized.
[81]	This charge is annualized.
[82]	This charge is annualized.
[83]	This charge is annualized.
[84]	This charge is annualized.
[85]	This charge is annualized.
[86]	This charge is annualized.
[87]	This charge is annualized.
[88]	This charge is annualized.
[89]	This charge is annualized.
[90]	This charge is annualized.
[91]	This charge is annualized.
[92]	This charge is annualized.
[93]	This charge is annualized.
[94]	This charge is annualized.